EQUITY (Tables)	3 Months Ended
Mar. 31, 2022
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

	3/31/2022
	COMMON		PREFERENTIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	A Series	%	B Series	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica e Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,852,976	11.02	30,852,976	1.97
American Depositary Receipts – ADR’s	50,595,860	3.93	—	—	5,177,287	1.85	55,773,147	3.55
Others	288,517,762	22.39	146,920	100.00	206,956,864	73.93	495,621,546	31.59
Total	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

	12/31/2021
	COMMON		PREFERENTIAL				TOTAL CAPITAL
SHAREHOLDER	AMOUNT	%	A Series	%	B Series	%	AMOUNT	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica e Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97
American Depositary Receipts – ADR’s	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48
Total	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00